Exhibit 99.1
SEMI-ANNUAL SERVICER’S CERTIFICATE
Pursuant to Section 4.01(b)(ii) of the Storm Recovery Property Servicing Agreement, dated as of July 22, 2015 (the “Servicing Agreement”), between ENTERGY NEW ORLEANS, LLC, as servicer and ENTERGY NEW ORLEANS STORM RECOVERY FUNDING I, L.L.C., the Servicer does hereby certify, for the June 1, 2020 Payment Date (the “Current Payment Date”), as follows:
Capitalized terms used herein have their respective meanings as set forth in the Indenture. References herein to certain sections and subsections are references to the respective sections of the Servicing Agreement or the Indenture, as the context indicates.

1.	Allocation of Remittances as of Current Payment Date allocable to principal and interest:

a)	Principal

		Aggregate
i.	Tranche A	$5,616,157.03
ii.	Total:	$5,616,157.03

b)	Interest

		Aggregate
i.	Tranche A	$726,816.43
ii.	Total:	$726,816.43

2.
Outstanding Amount of Bonds prior to, and after giving effect to the payment on the Current Payment Date and the difference, if any, between the Outstanding Amount specified in the Expected Amortization Schedule (after giving effect to payments to be made on such Payment Date under 1a above) and the Principal Balance to be Outstanding (following payment on Current Payment Date):

a)	Principal Balance Outstanding (as of the date of this certification):

i.	Tranche A $54,443,178.35
ii	Total: $54,443,178.35

b)	Principal Balance to be Outstanding (following payment on Current Payment Date):

i.	Tranche A $48,827,021.32
ii.	Total: $48,827,021.32

c)	Difference between (b) above and Outstanding Amount specified in Expected Amortization Schedule:

i.	Tranche A $0
ii.	Total: $0

3.	All other transfers to be made on or before the Current Payment Date, including amounts to be paid to the Indenture Trustee and to the Servicer:

a)	Operating Expenses

i.	Trustee Fees and Expenses: (subject to $50,000 cap on Indemnity Amounts per Section 8.02(e)(i) of the Indenture)	The Bank of New York Mellon Wire Instructions: The Bank of New York Mellon ABA Number: 021000018 Account Number: 8901245259 Account Name: BNY Mellon - Fee Billing Wire Fees Ref. Invoice Number:	$0
ii.	Servicing Fee:	Entergy New Orleans, LLC Wire Instructions: Capital One Bank New Orleans, LA ABA # 065000090 Account Name: ENO - General Fund Account # 0017071521	$75,000.00
iii.	Administration Fee:	Entergy New Orleans, LLC Wire Instructions: Capital One Bank New Orleans, LA ABA # 065000090 Account Name: ENO - General Fund Account # 0017071521	$50,000.00
iv.	Other Operating Expenses:
1. Global Securitization Services LLC
Wire Instructions:
Signature Bank
ABA Number: 026 013 576
Account Name: Global Securitization Services LLC
Account Number: 1502313947
Ref. Invoice Number: 57668

2. Norton Rose Fulbright US LLP
Wire instructions:
Bank Name: HSBC
Buffalo, NY
Account Name: Norton Rose Fulbright US LLP
ABA Number: 021001088
Account number: 827023227
Ref: Invoice #s 9495165989, 9495165172 & 9495165169
			$5,000.00 $9,648.53
v.	Total:		$139,648.53

b)	Other Payments

i.	Operating Expenses (payable pursuant to Section 8.02(e)(iv) (sum of 3.a.v. above)): $139,648.53
ii.	Funding of Capital Subaccount (to required amount): $0
iii.	Indemnity Amounts over $50,000 (payable pursuant to Section 8.02(e)(viii) of the Indenture): $0
iv.
Return on Capital Subaccount (payable pursuant to Section 8.02(e)(x)
 of the Indenture) to Entergy New Orleans Storm Recovery Funding I, L.L.C.: $17,455.43
Wire Instructions:
Entergy New Orleans, LLC
Wire Instructions:
Capital One Bank
New Orleans, LA
ABA # 065000090
Account Name: ENO - General Fund
Account # 0017071521

v.	Withdraw from Excess Funds Subaccount**: $418,334.71
vi.
Total: $575,438.67

**This amount assumes that estimated remittances of $456,789.85 covering the period of May 21, 2020 - May 31, 2020 will be deposited into the General Subaccount. The amount that is deposited to the Excess Funds Subaccount may be higher/lower if remittances to the General Subaccount are higher/lower than such estimated amount.

4.	Estimated amounts on deposit in the General Subaccount, Capital Subaccount and Excess Funds Subaccount after giving effect to the foregoing payments:

a)    General Subaccount

i.	Total: $0

b)    Capital Subaccount

i.	Total: $2,962,000.00

c)    Excess Funds Subaccount

i.	Total: $540,815.89

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Servicer’s Certificate this 22nd day of May, 2020.
ENTERGY NEW ORLEANS, LLC,
as Servicer

By:	/s/ Steven C. McNeal
Name: Steven C. McNeal
Title: Vice President and Treasurer